Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 01, 2012	Jul. 26, 2012	Sep. 04, 2012	Dec. 25, 2012	Dec. 27, 2011
Organization And Basis Of Presentation [Line Items]
Number of common shares issued in initial public offering		5,800,000
Initial public offering price per share		$ 13.00
Closing date of IPO		August 1, 2012
Proceeds from initial public offering	$ 70,122
Underwriting discounts and commissions	5,278
Offering costs	3,666
Common stock shares outstanding				23,794,667	17,994,667
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock par value				$ 0.001	$ 0.001
Common stock, shares authorized				190,000,000	190,000,000
Common stock par value				$ 0.001	$ 0.001
Common stock, shares issued				23,794,667	17,994,667
Repayment of amount outstanding under credit facility	61,000
Write-off of unamortized debt issuance costs			1,649	1,649	2,501
Del Frisco's Double Eagle Steak House [Member]
Organization And Basis Of Presentation [Line Items]
Number of restaurants owned and operated				10
Sullivan's [Member]
Organization And Basis Of Presentation [Line Items]
Number of restaurants owned and operated				19
Del Frisco's Grille [Member]
Organization And Basis Of Presentation [Line Items]
Number of restaurants owned and operated				5
Lone Star Fund [Member]
Organization And Basis Of Presentation [Line Items]
One time payment made for termination of asset advisory agreement	3,000
IPO [Member]
Organization And Basis Of Presentation [Line Items]
Value of initial public offering		$ 75,400
Common stock shares outstanding	23,794,667
Preferred stock, shares authorized				10,000,000
Preferred stock par value				$ 0.001
Common stock, shares authorized				190,000,000
Common stock par value				$ 0.001
Common stock, shares issued	23,794,667
IPO [Member] | Common stock [Member]
Organization And Basis Of Presentation [Line Items]
Converted common shares				17,994,667
IPO [Member] | Lone Star Fund [Member]
Organization And Basis Of Presentation [Line Items]
Common stock shares outstanding	17,994,667
Percentage of common stock outstanding	75.60%